Significant Accounting Policies and Recent Accounting Pronouncements (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies Disclosure [Line Items]
Accounts receivable, provision for doubtful accounts	$ 0	$ 0
Time period for measurement of time charter rate, input for calculation of vessel impairments	10 years
Provision for Doubtful Accounts	$ 0	0	$ 133,000
Accrued interest income	605,000	1,206,000
Management fees to a related party (Note 4(a))	$ 1,332,000	$ 1,313,000	$ 511,000
Earnings Per Share Basic	$ 0.06	$ 0.44	$ 1.42
Earnings Per Share Diluted	$ 0.05	$ 0.42	$ 1.36
Time deposits	$ 63,500,000	$ 40,000,000
Maturities of time deposits	40,000,000	56,500,000
Short-term investment placements	63,500,000	50,000,000
Credit loss recorded	$ 0	0
Salvage Value [Member]
Accounting Policies Disclosure [Line Items]
Change In Accounting Estimate Description	Effective July 1, 2023, the Company reassessed the estimated scrap rate used to calculate depreciation and, based on the average demolition prices in different markets during the last 15 years, adjusted upwards the estimated scrap rate of its vessels. This change in estimate
Net income		$ 3,773,000
Earnings Per Share Basic		$ 0.04
Earnings Per Share Diluted		$ 0.04
Impaired Vessels
Accounting Policies Disclosure [Line Items]
Impairment	$ 0	$ 0	$ 0
Impaired Building
Accounting Policies Disclosure [Line Items]
Impairment	0	$ 0	$ 0
Building [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives		55 years
Property and equipment, residual value	$ 0
Furniture [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives		5 years
Office Equipment [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives		5 years
Vehicles [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives		5 years
Car [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives		10 years
Computer Software and Hardware [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives		3 years
Vessels [Member]
Accounting Policies Disclosure [Line Items]
Property and equipment, estimated useful lives	25 years